Supplemental information - Outstanding Risk Management Positions (Details)	12 Months Ended
Dec. 31, 2023 item $ / Mcf $ / Mcf € / Mcf $ / bbl $ / shares shares
Crude Oil West Texas Intermediate Q1 2024
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	0
Derivative, weighted average bought put | $ / bbl	0
Derivative, daily sold call volume	0
Derivative, weighted average sold call | $ / bbl	0
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	12,500
Derivative, weighted average sold swap price | $ / bbl	79.00
Crude Oil West Texas Intermediate Q2 2024
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	0
Derivative, weighted average bought put | $ / bbl	0
Derivative, daily sold call volume	0
Derivative, weighted average sold call | $ / bbl	0
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	9,500
Derivative, weighted average sold swap price | $ / bbl	80.11
Crude Oil West Texas Intermediate Q3 2024
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	0
Derivative, weighted average bought put | $ / bbl	0
Derivative, daily sold call volume	0
Derivative, weighted average sold call | $ / bbl	0
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	9,500
Derivative, weighted average sold swap price | $ / bbl	80.11
North American Gas Aeco Year One Q1 2024
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	4,739
Derivative, weighted average sold swap price | $ / Mcf	3.69
North American Gas Aeco Year One Q2 2024
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	19,904
Derivative, weighted average sold swap price | $ / Mcf	3.14
North American Gas Aeco Year One Q3 2024
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	19,904
Derivative, weighted average sold swap price | $ / Mcf	3.14
North American Gas Aeco Year One Q4 2024
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	9,849
Derivative, weighted average sold swap price | $ / Mcf	3.31
North American Gas Aeco Year Two Q1
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
North American Gas Aeco Year Two Q2
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
North American Gas Aeco Year Two Q3
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
North American Gas Aeco Year Two Q4
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
North American Gas Aeco Year Three Q1
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
North American Gas Aeco Year Three Q2
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
North American Gas Aeco Year Three Q3
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
North American Gas Aeco Year Three Q4
Statement [Line Items]
Description of presentation currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
North American Gas Nymex Henry Hub Year One Q1
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	20,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	20,000
Derivative, weighted average sold call | $ / Mcf	4.45
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	4,000
Derivative, weighted average sold swap price | $ / Mcf	3.51
North American Gas Nymex Henry Hub Year One Q2
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	20,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	20,000
Derivative, weighted average sold call | $ / Mcf	4.45
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	4,000
Derivative, weighted average sold swap price | $ / Mcf	3.51
North American Gas Nymex Henry Hub Year One Q3
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	20,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	20,000
Derivative, weighted average sold call | $ / Mcf	4.45
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	4,000
Derivative, weighted average sold swap price | $ / Mcf	3.51
North American Gas Nymex Henry Hub Year One Q4
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	20,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	20,000
Derivative, weighted average sold call | $ / Mcf	4.45
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	4,000
Derivative, weighted average sold swap price | $ / Mcf	3.51
North American Gas Nymex Henry Hub Year Two Q1
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	0
North American Gas Nymex Henry Hub Year Two Q2
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	0
North American Gas Nymex Henry Hub Year Two Q3
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	0
North American Gas Nymex Henry Hub Year Two Q4
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	0
North American Gas Nymex Henry Hub Year Three Q1
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	0
North American Gas Nymex Henry Hub Year Three Q2
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	0
North American Gas Nymex Henry Hub Year Three Q3
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	0
North American Gas Nymex Henry Hub Year Three Q4
Statement [Line Items]
Description of presentation currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.50
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivative, daily sold put volume	0
Derivatives, daily sold swap volume	0
European Gas NBP Year One Q1
Statement [Line Items]
Description of presentation currency	EUR
Derivative, daily bought put volume	4,913
Derivative, weighted average bought put | € / Mcf	41.03
Derivative, daily sold call volume	4,913
Derivative, weighted average sold call | € / Mcf	84.26
European Gas NBP Year One Q2
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	14.65
European Gas NBP Year One Q3
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	14.65
European Gas TTF Year One Q1
Statement [Line Items]
Description of presentation currency	EUR
Derivative, daily bought put volume	35,623
Derivative, weighted average bought put | € / Mcf	37.85
Derivative, daily sold call volume	35,623
Derivative, weighted average sold call | € / Mcf	71.90
Derivatives, daily sold swap volume	7,370
Derivative, weighted average sold swap price | € / Mcf	41.19
European Gas TTF Year One Q2
Statement [Line Items]
Description of presentation currency	EUR
Derivative, daily bought put volume	7,278
Derivative, weighted average bought put | € / Mcf	25.96
Derivative, daily sold call volume	7,278
Derivative, weighted average sold call | € / Mcf	45.76
Derivatives, daily sold swap volume	30,709
Derivative, weighted average sold swap price | € / Mcf	14.08
European Gas TTF Year One Q3
Statement [Line Items]
Description of presentation currency	EUR
Derivative, daily bought put volume	7,278
Derivative, weighted average bought put | € / Mcf	25.96
Derivative, daily sold call volume	7,278
Derivative, weighted average sold call | € / Mcf	45.76
Derivatives, daily sold swap volume	30,709
Derivative, weighted average sold swap price | € / Mcf	14.08
European Gas TTF Year One Q4
Statement [Line Items]
Description of presentation currency	EUR
Derivative, daily bought put volume	4,913
Derivative, weighted average bought put | € / Mcf	13.19
Derivative, daily sold call volume	4,913
Derivative, weighted average sold call | € / Mcf	18.32
Derivatives, daily sold swap volume	34,394
Derivative, weighted average sold swap price | € / Mcf	15.13
European Gas TTF Year Two Q1
Statement [Line Items]
Description of presentation currency	EUR
Derivative, daily bought put volume	4,913
Derivative, weighted average bought put | € / Mcf	13.19
Derivative, daily sold call volume	4,913
Derivative, weighted average sold call | € / Mcf	18.32
Derivatives, daily sold swap volume	34,394
Derivative, weighted average sold swap price | € / Mcf	15.13
European Gas TTF Year Two Q2
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	17,197
Derivative, weighted average sold swap price | € / Mcf	14.40
European Gas TTF Year Two Q3
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	17,197
Derivative, weighted average sold swap price | € / Mcf	14.40
European Gas TTF Year Two Q4
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	12,284
Derivative, weighted average sold swap price | € / Mcf	13.51
European Gas TTF Year Three Q1
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	12,284
Derivative, weighted average sold swap price | € / Mcf	13.51
European Gas TTF Year Three Q2
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	9,827
Derivative, weighted average sold swap price | € / Mcf	9.67
European Gas TTF Year Three Q3
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	9,827
Derivative, weighted average sold swap price | € / Mcf	9.67
European Gas Buy TTF Sell NBP Basis Year One Q1
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	22,111
Derivative, weighted average sold swap price | € / Mcf	(0.26)
European Gas THE Year One Q4
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	14.95
European Gas THE Year Two Q1
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	14.95
European Gas THE Year Two Q2
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	14.95
European Gas THE Year Two Q3
Statement [Line Items]
Description of presentation currency	EUR
Derivatives, daily sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	14.95
Swap Contract One [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Apr 2025
Initial Share Price | $ / shares	$ 20.9788
Share Volume | shares	2,250,000
Swap Contract Two [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Jul 2025
Initial Share Price | $ / shares	$ 22.4587
Share Volume | shares	1,500,000